Share Capital and Premium - Additional Information (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Value of share capital	$ 76,560
Number of treasury shares	2,541,850	2,405,591
Ordinary shares	55,254,032	55,102,954